Analysis of performance by segment - Additional analysis of performance by segment components (Details) - GBP (£) £ in Millions		1 Months Ended	12 Months Ended
		Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional analysis of performance by segment
Earned premiums, net of reinsurance			£ 33,201	£ 41,943	£ 36,961
Other income	[1]		1,993	2,258	2,246
Total revenue			35,194	44,201	39,207
Interest income			6,192	6,497	7,647
Other investment return			(16,455)	35,692	24,864
Total revenue, net of reinsurance			24,931	86,390	71,718
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(12,568)	(72,532)	(59,366)
Interest payable on core structural borrowings			(410)	(425)	(360)
Acquisition costs and other operating expenditure	[1]		(8,855)	(9,993)	(8,724)
(Loss) gain on disposal of businesses and corporate transactions			(80)	223
Remeasurement of the sold Korea life business				5	(238)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(21,913)	(82,722)	(68,688)
Share of profits from joint ventures and associates, net of related tax			291	302	182
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[2],[3]		3,309	3,970	3,212
Tax credit (charge) attributable to policyholders' returns			326	(674)	(937)
Profit (loss) before tax attributable to shareholders	[3]		3,635	3,296	2,275
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			4,827	4,699	4,256
Short-term fluctuations in investment returns			(558)	(1,563)	(1,678)
Amortisation of acquisition accounting adjustments			(46)	(63)	(76)
(Loss) gain on disposal of businesses and corporate transactions			(588)	223	(227)
Profit (loss) before tax attributable to shareholders	[3]		3,635	3,296	2,275
Gross premiums earned			47,224	44,005	38,981
Outward reinsurance premiums	[4]		(14,023)	(2,062)	(2,020)
Jackson (US insurance operations)
Analysis of operating profit
Percentage of reinsurance agreement		100.00%
UK and Europe | Shareholder annuity portfolio being sold to Rothesay Life
Analysis of operating profit
Outward reinsurance premiums			(12,149)
UK and Europe insurance operations | Shareholder annuity portfolio being sold to Rothesay Life
Analysis of operating profit
Outward reinsurance premiums			(12,149)
Operating segments excluding intra-group amounts
Additional analysis of performance by segment
Earned premiums, net of reinsurance			33,165	41,920	36,961
Other income			1,954	2,210	2,159
Total revenue			35,119	44,130	39,120
Analysis of operating profit
Gross premiums earned			47,186	43,978
Outward reinsurance premiums			(14,021)	(2,058)
Operating segments excluding intra-group amounts | Asia
Additional analysis of performance by segment
Earned premiums, net of reinsurance			15,894	15,032	13,358
Other income			309	307	253
Total revenue			16,203	15,339	13,611
Analysis of operating profit
Gross premiums earned			16,469	15,688
Outward reinsurance premiums			(575)	(656)
Operating segments excluding intra-group amounts | Asia insurance operations
Additional analysis of performance by segment
Earned premiums, net of reinsurance			15,894
Other income			99
Total revenue			15,993
Operating segments excluding intra-group amounts | Asia asset management
Additional analysis of performance by segment
Other income			210
Total revenue			210
Operating segments excluding intra-group amounts | US
Additional analysis of performance by segment
Earned premiums, net of reinsurance			17,347	14,812	14,318
Other income			50	669	684
Total revenue			17,397	15,481	15,002
Analysis of operating profit
Gross premiums earned			17,656	15,164
Outward reinsurance premiums			(309)	(352)
Operating segments excluding intra-group amounts | Jackson (US insurance operations)
Additional analysis of performance by segment
Earned premiums, net of reinsurance			17,347
Other income			5
Total revenue			17,352
Operating segments excluding intra-group amounts | Asset management (US)
Additional analysis of performance by segment
Other income			45
Total revenue			45
Operating segments excluding intra-group amounts | UK and Europe
Additional analysis of performance by segment
Earned premiums, net of reinsurance			(76)	12,076	9,285
Other income			1,595	1,234	1,222
Total revenue			1,519	13,310	10,507
Analysis of operating profit
Gross premiums earned			13,061	13,126
Outward reinsurance premiums			(13,137)	(1,050)
Operating segments excluding intra-group amounts | UK and Europe insurance operations
Additional analysis of performance by segment
Earned premiums, net of reinsurance			(76)
Other income			347
Total revenue			271
Operating segments excluding intra-group amounts | UK and Europe asset management
Additional analysis of performance by segment
Other income			1,248
Total revenue			1,248
Operating segments
Additional analysis of performance by segment
Interest income			6,141	6,430	7,543
Other investment return			(16,520)	35,682	25,081
Total revenue, net of reinsurance			24,835	86,351	71,828
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(12,549)	(72,521)	(59,366)
Interest payable on core structural borrowings			(15)	(16)	(15)
Acquisition costs and other operating expenditure			(8,303)	(9,516)	(8,286)
(Loss) gain on disposal of businesses and corporate transactions			(49)	223
Remeasurement of the sold Korea life business				5	(238)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(20,916)	(81,825)	(67,905)
Share of profits from joint ventures and associates, net of related tax			291	302	182
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			4,210	4,828	4,105
Tax credit (charge) attributable to policyholders' returns			326	(674)	(937)
Profit (loss) before tax attributable to shareholders			4,536	4,154	3,168
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			5,717	5,577	4,945
Short-term fluctuations in investment returns			(578)	(1,583)	(1,474)
Amortisation of acquisition accounting adjustments			(46)	(63)	(76)
(Loss) gain on disposal of businesses and corporate transactions			(557)	223	(227)
Profit (loss) before tax attributable to shareholders			4,536	4,154	3,168
Gross premiums earned					38,981
Outward reinsurance premiums					(2,020)
Operating segments | Asia
Additional analysis of performance by segment
Interest income			1,086	932	875
Other investment return			(3,240)	8,063	2,042
Total revenue, net of reinsurance			14,091	24,374	16,555
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(8,736)	(18,291)	(11,442)
Acquisition costs and other operating expenditure			(3,866)	(4,053)	(3,684)
(Loss) gain on disposal of businesses and corporate transactions			(11)	61
Remeasurement of the sold Korea life business				5	(238)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(12,613)	(22,278)	(15,364)
Share of profits from joint ventures and associates, net of related tax			239	181	148
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			1,717	2,277	1,339
Tax credit (charge) attributable to policyholders' returns			(80)	(249)	(155)
Profit (loss) before tax attributable to shareholders			1,637	2,028	1,184
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			2,164	1,975	1,644
Short-term fluctuations in investment returns			(512)	(1)	(225)
Amortisation of acquisition accounting adjustments			(4)	(7)	(8)
(Loss) gain on disposal of businesses and corporate transactions			(11)	61	(227)
Profit (loss) before tax attributable to shareholders			1,637	2,028	1,184
Gross premiums earned					14,006
Outward reinsurance premiums					(648)
Operating segments | Asia insurance operations
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			1,982	1,799	1,503
Operating segments | Asia asset management
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			182	176	141
Operating segments | US
Additional analysis of performance by segment
Interest income			2,016	2,085	2,151
Other investment return			(6,804)	16,448	5,461
Total revenue, net of reinsurance			12,659	34,078	22,667
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(8,790)	(31,205)	(20,214)
Interest payable on core structural borrowings			(15)	(16)	(15)
Acquisition costs and other operating expenditure			(2,077)	(2,257)	(1,913)
(Loss) gain on disposal of businesses and corporate transactions			(38)	162
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(10,920)	(33,316)	(22,142)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			1,739	762	525
Profit (loss) before tax attributable to shareholders			1,739	762	525
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			1,919	2,224	2,048
Short-term fluctuations in investment returns			(100)	(1,568)	(1,455)
Amortisation of acquisition accounting adjustments			(42)	(56)	(68)
(Loss) gain on disposal of businesses and corporate transactions			(38)	162
Profit (loss) before tax attributable to shareholders			1,739	762	525
Gross premiums earned					14,685
Outward reinsurance premiums					(367)
Operating segments | Jackson (US insurance operations)
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			1,911	2,214	2,052
Short-term fluctuations in investment returns			(100)	(1,568)	(1,455)
Operating segments | Asset management (US)
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			8	10	(4)
NPH broker-dealer fees included in gross revenue				542	550
Operating segments | UK and Europe
Additional analysis of performance by segment
Interest income			3,039	3,413	4,517
Other investment return			(6,476)	11,171	17,578
Total revenue, net of reinsurance			(1,915)	27,899	32,606
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			4,977	(23,025)	(27,710)
Acquisition costs and other operating expenditure			(2,360)	(3,206)	(2,689)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			2,617	(26,231)	(30,399)
Share of profits from joint ventures and associates, net of related tax			52	121	34
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			754	1,789	2,241
Tax credit (charge) attributable to policyholders' returns			406	(425)	(782)
Profit (loss) before tax attributable to shareholders			1,160	1,364	1,459
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			1,634	1,378	1,253
Short-term fluctuations in investment returns			34	(14)	206
(Loss) gain on disposal of businesses and corporate transactions			(508)
Profit (loss) before tax attributable to shareholders			1,160	1,364	1,459
Gross premiums earned					10,290
Outward reinsurance premiums					(1,005)
Operating segments | UK and Europe insurance operations
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			1,157	878	828
Operating segments | UK and Europe asset management
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			477	500	425
Operations within segments | Asia insurance operations
Additional analysis of performance by segment
Interest income			1,083
Other investment return			(3,240)
Total revenue, net of reinsurance			13,836
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(8,736)
Acquisition costs and other operating expenditure			(3,732)
(Loss) gain on disposal of businesses and corporate transactions			(11)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(12,479)
Share of profits from joint ventures and associates, net of related tax			178
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			1,535
Tax credit (charge) attributable to policyholders' returns			(80)
Profit (loss) before tax attributable to shareholders			1,455
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			1,982
Short-term fluctuations in investment returns			(512)
Amortisation of acquisition accounting adjustments			(4)
(Loss) gain on disposal of businesses and corporate transactions			(11)
Profit (loss) before tax attributable to shareholders			1,455
Operations within segments | Asia asset management
Additional analysis of performance by segment
Interest income			3
Total revenue, net of reinsurance			371
Acquisition costs and other operating expenditure			(250)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(250)
Share of profits from joint ventures and associates, net of related tax			61
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			182
Profit (loss) before tax attributable to shareholders			182
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			182
Profit (loss) before tax attributable to shareholders			182
Operations within segments | Jackson (US insurance operations)
Additional analysis of performance by segment
Interest income			2,016
Other investment return			(6,784)
Total revenue, net of reinsurance			12,584
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		£ 4,100	(8,790)
Interest payable on core structural borrowings			(15)
Acquisition costs and other operating expenditure		£ 400	(2,010)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(10,815)
Profit (loss) before tax attributable to shareholders			1,769
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			1,911
Short-term fluctuations in investment returns			(100)
Amortisation of acquisition accounting adjustments			(42)
Profit (loss) before tax attributable to shareholders			1,769
Percentage of reinsurance agreement		100.00%
Gross premiums earned		£ 3,700
Operations within segments | Asset management (US)
Additional analysis of performance by segment
Other investment return			(20)
Total revenue, net of reinsurance			143
Acquisition costs and other operating expenditure			(135)
(Loss) gain on disposal of businesses and corporate transactions			(38)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(173)
Profit (loss) before tax attributable to shareholders			(30)
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			8
(Loss) gain on disposal of businesses and corporate transactions			(38)
Profit (loss) before tax attributable to shareholders			(30)
NPH broker-dealer fees included in gross revenue				542	550
Operations within segments | UK and Europe insurance operations
Additional analysis of performance by segment
Interest income			3,038
Other investment return			(6,459)
Total revenue, net of reinsurance			(3,150)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			4,977
Acquisition costs and other operating expenditure			(1,571)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			3,406
Share of profits from joint ventures and associates, net of related tax			36
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			292
Tax credit (charge) attributable to policyholders' returns			406
Profit (loss) before tax attributable to shareholders			698
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			1,157
Short-term fluctuations in investment returns			49
(Loss) gain on disposal of businesses and corporate transactions			(508)
Profit (loss) before tax attributable to shareholders			698
Operations within segments | UK and Europe asset management
Additional analysis of performance by segment
Interest income			1
Other investment return			(17)
Total revenue, net of reinsurance			1,399
Acquisition costs and other operating expenditure			(953)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(953)
Share of profits from joint ventures and associates, net of related tax			16
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			462
Profit (loss) before tax attributable to shareholders			462
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			477
Short-term fluctuations in investment returns			(15)
Profit (loss) before tax attributable to shareholders			462
Revenue after deducting commissions			1,102	1,087	956
Elimination of intra-segment amounts | Asia
Additional analysis of performance by segment
Total revenue			116
Total revenue, net of reinsurance			(116)
Acquisition costs and other operating expenditure			116
Total charges, net of reinsurance and (loss) gain on disposal of businesses			116
Elimination of intra-segment amounts | Asia asset management
Additional analysis of performance by segment
Total revenue			(158)
Elimination of intra-segment amounts | US
Additional analysis of performance by segment
Total revenue			68
Total revenue, net of reinsurance			(68)
Acquisition costs and other operating expenditure			68
Total charges, net of reinsurance and (loss) gain on disposal of businesses			68
Elimination of intra-segment amounts | Asset management (US)
Additional analysis of performance by segment
Total revenue			(118)
Elimination of intra-segment amounts | UK and Europe
Additional analysis of performance by segment
Total revenue			164
Total revenue, net of reinsurance			(164)
Acquisition costs and other operating expenditure			164
Total charges, net of reinsurance and (loss) gain on disposal of businesses			164
Elimination of intra-segment amounts | UK and Europe asset management
Additional analysis of performance by segment
Total revenue			(167)
Elimination of intra-group amounts
Additional analysis of performance by segment
Total revenue			(95)	(109)	(84)
Elimination of intra-group amounts | Asia
Additional analysis of performance by segment
Total revenue			(42)	(40)	(27)
Elimination of intra-group amounts | US
Additional analysis of performance by segment
Total revenue			(50)	(64)	(53)
Elimination of intra-group amounts | UK and Europe
Additional analysis of performance by segment
Total revenue			£ (3)	£ (5)	£ (4)

[1]	The 2017 and 2016 comparative results have been re-presented from those previously published for the deduction of certain expenses against revenue following the adoption of IFRS 15. See note A2.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[3]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.
[4]	Outward reinsurance premiums include the £(12,149) million paid during the year in respect of the reinsurance of the UK annuity portfolio. The associated increase in reinsurance assets is included in outward reinsurers’ share of benefits and claims and the consequential change to policyholder liabilities is included in benefits and claims. See note D1.1 for further details.